Income Taxes 8 (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of unrecognized income tax benefits
Unrecognized tax benefit, beginning balance	$ 34,442	$ 27,786	$ 33,890
Additions for tax positions of current year	5,119	4,966	4,858
Additions for tax positions of prior years	550	3,114	692
Reductions for tax positions of prior years	(1,560)	(1,399)	(5,320)
Reductions for settlements of tax positions	(5,938)		(3,177)
Reductions for lapses in statutes of limitations	(66)	(25)	(3,157)
Unrecognized tax benefit, ending balance	$ 32,547	$ 34,442	$ 27,786